UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22700

Exchange Listed Funds Trust

 (Exact name of registrant as specified in charter)

10900 Hefner Pointe Drive
 Suite 207
Oklahoma City, Oklahoma 73120

(Address of principal executive offices) (Zip code)

UMB Fund Services
235 W. Galena Street
Milwaukee, Wisconsin 53212

(Name and address of agent for service)

Registrant’s telephone number, including area code: (405) 778-8377

Date of fiscal year end: April 30

Date of reporting period: April 30, 2016

Item 1. Reports to Stockholders.

EXCHANGE LISTED FUNDS TRUST Gavekal Knowledge Leaders Emerging Markets ETF Gavekal Knowledge Leaders Developed World ETF

Annual Report

April 30, 2016

Exchange Listed Funds Trust TABLE OF CONTENTS	April 30, 2016

Gavekal Knowledge Leaders Emerging Markets ETF
Management’s Discussion of Fund Performance	1
Schedule of Investments	4
Summary of Investments	7

Gavekal Knowledge Leaders Developed World ETF
Management’s Discussion of Fund Performance	8
Schedule of Investments	11
Summary of Investments	16

Statements of Assets and Liabilities	17
Statements of Operations	18
Statements of Changes in Net Assets	19
Financial Highlights	20
Notes to Financial Statements	21
Report of Independent Registered Public Accounting Firm	29
Disclosure of Fund Expenses	30
Other Information	31
Trustees	32
Officers	33

Before investing you should carefully consider the Funds’ investment objectives, risks, charges and expenses. This and other information is available in the Funds’ prospectus, a copy of which may be obtained by visiting the Funds’ website at www.gavekalfunds.com. Please read the prospectus carefully before you invest.

There are risks involved with investing, including possible loss of principal, and there is no guarantee the Funds will achieve their investment objectives. The Funds are non-diversified and may invest more of their assets in securities of a single issuer, which may have an adverse effect on each Fund’s performance. Concentration in a particular industry or sector will subject the Funds to loss due to adverse occurrences that may affect that industry or sector.

Individual shares of the Funds may be purchased or sold in the secondary market throughout the regular trading day on the NYSE Arca through a brokerage account. However, shares are not individually redeemable directly from the Funds. Each Fund issues and redeems shares on a continuous basis, at NAV, only in large blocks of shares (“Creation Units”), principally in-kind for securities included in the relevant Index.

Distributor: Foreside Fund Services, LLC

i

Gavekal Knowledge Leaders Emerging Markets ETF MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	April 30, 2016 (Unaudited)

Dear Shareholders,

I am proud to present the first annual shareholder report for the Gavekal Knowledge Leaders Emerging Markets ETF (the “Fund”), ticker: KLEM. On behalf of the entire team, I want to express our appreciation for the confidence you have placed in the investment strategy represented by the Fund. The information presented in this report relates to the operations of KLEM for the fiscal period ended April 30, 2016. The market price of the Fund at April 30, 2016 was $23.48.

The Fund seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Gavekal Knowledge Leaders Emerging Markets Index (the “Emerging Markets Index” or the “Index”). The Index, provided by Gavekal Capital LLC, is an equal-weighted index designed to capture the Knowledge Effect, the tendency of highly innovative companies to experience excess returns.

Gavekal Capital LLC constructs the Index through a proprietary process that measures a company’s investments in intangible capital—research and development, advertising, brand building, employee training and other firm-specific resources. Current accounting conventions assign no value to knowledge investments thereby distorting the financial performance of highly innovative companies. The model driving the Index adjusts company financial history, capitalizes knowledge investments and seeks to identify the companies with the greatest knowledge intensity and proven history of operating excellence. The companies that pass a quantitative Knowledge Leaders screen comprise the Index, which consists of mid- and large-cap companies from the emerging markets, including Asia, Europe and Latin America. The Index rebalances twice a year, in March and September.

Most global equity markets saw a sell off to begin 2016 on the back of falling oil prices and uncertainty around global growth and future actions of the US Federal Reserve. The sell off, and additional volatility, started in the emerging markets even earlier and began in August 2015. From mid-February 2016 to the end of the period on April 30, 2016, markets staged a comeback, leaving the Fund and Index it tracks slightly negative for the fiscal period covered.

For the period, the largest positive contributor to total return was Hota Industrial, adding 0.61%, and gaining 66.76% with an average weighting of 1.25%. The second largest contributor to total return was ST Shine Optical, adding 0.47%, and gaining 65.59% with an average weighting of 0.97%. The third largest contributor to total return was Richter Gedeon, adding 0.38%, and gaining 35.94% with an average weighting of 1.26%. The largest negative contributor to total return was Flexium Interconnect, detracting 0.39%, and declining 39.78% with an average weighting of 0.76%. The security with the second-most negative contribution was Tsingtao Brewery, detracting 0.38% from the total return of the Fund, and declining 35.38% with an average weighting of 0.80%. The third largest negative contributor to total return was Wemade Entertainment Co, detracting 0.31%, and declining 38.14% with an average weighting of 0.70%.

For the period, the best performing security in the Fund was Hota Industrial, gaining 66.76% and contributing 0.61% to the total return of the Fund. The second-best performing security for the period was ST Shine Optical, gaining 65.59% and contributing 0.47% to the total return of the Fund. The third-best performing security was Travelsky Technology, gaining 48.14% and contributing 0.32% to the total return of the Fund. The worst performing security in the Fund was Biostime, declining 48.10% and reducing the total return of the Fund by 0.27%. The second-worst performing security in the Fund was Tonymoly Co, declining 47.73% and reducing total return of the Fund by 0.21%. The third-worst performing security in the Fund was Kumba Iron Ore, declining 44.30% and reducing the total return of the Fund by 0.28%.

We seek to capture the Knowledge Effect in the Gavekal Knowledge Leaders Emerging Markets ETF, applying the intellectual property developed over the last decade by Gavekal Capital LLC. I thank you for your continued support of the Fund.

Sincerely,

Garrett Stevens
Chief Executive Officer
Exchange Traded Concepts, Adviser to the Fund

Gavekal Knowledge Leaders Emerging Markets ETF MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (Continued)	April 30, 2016 (Unaudited)

Please consider the Fund’s investment objectives, risks, charges and expenses before investing. The prospectus, which contains this and other information about the Fund, is available by calling 844-GAVEKAL and should be read carefully.

Equity securities, such as common stocks, are subject to market, economic and business risks that may cause their prices to fluctuate. Currency Risk is the risk that the values of foreign investments may be affected by changes in the currency rates or exchange control regulations. Investments in foreign securities may involve risks such as social and political instability, market illiquidity, exchange rate fluctuations, a high level of volatility and limited regulation. Investing in emerging markets involves different and greater risks, as these countries are substantially smaller, less liquid and more volatile than securities markets in more developed markets. The Fund’s return may not match or achieve a high degree of correlation with the return of the Index.

The Fund is distributed by Foreside Fund Services, LLC.

Shares of the Fund may be sold throughout the day on the exchange through any brokerage account. However, shares are not individually redeemable, and may only be redeemed directly from the Fund by Authorized Participants, in very large creation/redemption units. There can be no assurance that an active trading market for shares of an ETF will develop or be maintained. Shares may trade above or below NAV.

Gavekal Knowledge Leaders Emerging Markets ETF MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (Concluded)	April 30, 2016 (Unaudited)

Growth of a $10,000 Investment
(at Net Asset Value)

	Inception Date of the Fund	Cumulative Total Return as of 4/30/16	Expense Ratio *
			Gross	Net
Gavekal Knowledge Leaders Emerging Markets ETF	7/7/2015	(5.85)%	0.95%	0.95%
MSCI Emerging Markets Index		(8.27)%
Gavekal Knowledge Leaders Emerging Markets Index		(4.55)%

*	Reflects the annualized expense ratio as reported in the Prospectus dated June 5, 2015.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that shares, when redeemed or sold in the market, may be worth more or less than their original cost. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gain distributions. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index. For the Fund’s most recent month end performance, please visit www.gavekalfunds.com.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The MSCI Emerging Markets Index represents large and mid-cap equity performance across 23 emerging markets countries, covering approximately 85% of the free float-adjusted market capitalization in each.

The Gavekal Knowledge Leaders Emerging Markets Index is an equal-weighted index that seeks to track highly innovative companies. The index is designed to capture the Knowledge Effect, the tendency of stocks of highly innovative companies to experience excess returns. The index is constructed of Knowledge Leaders through Gavekal’s proprietary process that measures a company’s investment in its future growth. The index consists of mid- and large-cap companies from the emerging markets, including Asia, Europe and Latin America.

Net Asset Value - The dollar value of a single share, based on the value of the underlying assets of the fund minus its liabilities, divided by the number of shares outstanding. Calculated at the end of each business day.

Gavekal Knowledge Leaders Emerging Markets ETF SCHEDULE OF INVESTMENTS	April 30, 2016

Number of Shares		Value ($)
COMMON STOCKS – 99.4%
	BRAZIL – 4.6%
4,500	Ambev S.A.	25,038
2,400	Cetip S.A. - Mercados Organizados	29,322
3,600	Lojas Renner S.A.	21,543
2,400	Natura Cosmeticos S.A.	17,735
8,700	TIM Participacoes S.A.	19,362
2,700	Totvs S.A.	21,994
5,700	WEG S.A.	25,107
		160,101
	CHINA – 2.0%
10,800	Fuyao Glass Industry Group Co., Ltd. Class H*	24,448
303	SINA Corp.*	15,177
303	Sohu.com, Inc.*	13,614
9,000	TravelSky Technology Ltd. Class H	16,777
		70,016
	GREECE – 1.1%
2,166	Hellenic Telecommunications Organization S.A.	21,013
1,290	Jumbo S.A.*	16,947
		37,960
	HONG KONG – 17.3%
19,500	3SBio, Inc.*	23,605
9,000	ANTA Sports Products Ltd.	23,019
2,700	ASM Pacific Technology Ltd.	19,492
42,000	Belle International Holdings Ltd.	25,772
6,000	Biostime International Holdings Ltd.	16,707
18,000	China Medical System Holdings Ltd.	23,436
12,000	China Mengniu Dairy Co., Ltd.	20,389
2,250	China Mobile Ltd.	25,800
12,000	China Resources Beer Holdings Co., Ltd.	26,422
30,000	CSPC Pharmaceutical Group Ltd.	26,724
24,000	Esprit Holdings Ltd.*	21,039
25,500	Great Wall Motor Co., Ltd. Class H	19,329
3,000	Hengan International Group Co., Ltd.	26,994
27,000	Intime Retail Group Co., Ltd.	24,364
9,500	Kingsoft Corp., Ltd.	21,946
13,200	MGM China Holdings Ltd.	18,548
30,000	Sino Biopharmaceutical Ltd.	21,348
33,000	SJM Holdings Ltd.	22,206
3,000	Swire Pacific Ltd. Class A	32,621
6,900	Television Broadcasts Ltd.	25,795
1,500	Tencent Holdings Ltd.	30,726
6,000	Tsingtao Brewery Co., Ltd. Class H	22,740
2,700	VTech Holdings Ltd.	27,915

Number of Shares	Value ($)
COMMON STOCKS (Continued)
	HONG KONG (Continued)
9,750	Yue Yuen Industrial Holdings Ltd.	35,570
3,750	Zhuzhou CRRC Times Electric Co., Ltd. Class H	21,440
		603,947
	HUNGARY – 0.7%
1,342	Richter Gedeon Nyrt	26,704

	INDONESIA – 2.9%
46,350	PT Indofood Sukses Makmur Tbk	25,041
244,500	PT Kalbe Farma Tbk	25,492
33,000	PT Semen Indonesia Persero Tbk	24,773
8,400	PT Unilever Indonesia Tbk	27,118
		102,424
	MALAYSIA – 0.7%
19,500	Top Glove Corp. Bhd	24,759

	MEXICO – 3.4%
5,100	Coca-Cola FEMSA SAB de CV Class L	44,657
12,300	Grupo Bimbo SAB de CV Class A	37,620
14,100	Mexichem SAB de CV	35,774
		118,051
	PHILIPPINES – 0.9%
6,870	Universal Robina Corp.	30,535

	POLAND – 0.7%
16	LPP S.A.	23,584

	RUSSIA – 2.1%
2,190	Mobile TeleSystems PJSC	20,279
2,064	Severstal PAO	23,984
1,422	Yandex N.V. Class A*	29,108
		73,371
	SOUTH AFRICA – 6.6%
4,521	AVI Ltd. Class Y	28,145
1,852	Foschini Group Ltd.	19,936
1,125	Mondi Ltd.	21,696
1,635	Mr Price Group Ltd.	20,849
156	Naspers Ltd. Class N	21,487
4,309	Telkom S.A. SOC Ltd.	17,223
1,113	Tiger Brands Ltd.	27,639
3,647	Truworths International Ltd.	27,341
2,142	Vodacom Group Ltd.	24,999
3,480	Woolworths Holdings Ltd.	22,481
		231,796

See accompanying Notes to Financial Statements.

Gavekal Knowledge Leaders Emerging Markets ETF SCHEDULE OF INVESTMENTS (Continued)	April 30, 2016

Number of Shares		Value ($)
COMMON STOCKS (Continued)
	SOUTH KOREA – 22.1%
408	Ahnlab, Inc.	23,741
72	Amorepacific Corp.	25,750
165	AmorePacific Group, Inc.	24,329
786	Boditech Med, Inc.*	19,660
819	Bukwang Pharmaceutical Co., Ltd.*	20,450
207	Caregen Co., Ltd.	19,712
174	Chong Kun Dang Pharmaceutical Corp.	17,104
144	CJ O Shopping Co., Ltd.	25,251
390	Coway Co., Ltd.	33,749
42	Crown Confectionery Co., Ltd. ‡	18,247
141	Cuckoo Electronics Co., Ltd.	25,802
255	Daewoong Pharmaceutical Co., Ltd.	20,120
282	Gamevil, Inc.*	21,136
573	Hankook Tire Co., Ltd.	26,704
33	Hanmi Pharm Co., Ltd.	17,291
135	Hanssem Co., Ltd.	22,630
234	Hyundai Motor Co.	29,471
405	Jeil Pharmaceutical Co.	29,680
453	KEPCO Plant Service & Engineering Co., Ltd.	30,017
408	KT & G Corp.	44,044
33	LG Household & Health Care Ltd.	29,165
297	Loen Entertainment, Inc.*	20,175
12	Lotte Confectionery Co., Ltd. ‡	26,309
57	Medy-Tox, Inc.	21,161
153	NCsoft Corp.	30,750
72	Nongshim Co., Ltd.	23,602
732	S.M. Entertainment Co.*	26,340
31	Samsung Electronics Co., Ltd.	33,873
774	Wemade Entertainment Co., Ltd.*	17,866
2,298	WONIK IPS Co., Ltd.*‡	22,387
108	Yuhan Corp.	27,678
		774,194
	TAIWAN – 25.3%
6,000	Advanced Ceramic X Corp.	31,625
12,000	Advanced Wireless Semiconductor Co.	22,063
3,000	ASMedia Technology, Inc.	13,906
6,000	Chaun-Choung Technology Corp.	20,556
1,290	ChipMOS TECHNOLOGIES Bermuda Ltd.	21,698
9,000	Chunghwa Telecom Co., Ltd.	30,416
3,299	CUB Elecparts, Inc.	39,994
6,315	Delta Electronics, Inc.	29,369

Number of Shares	Value ($)
COMMON STOCKS (Continued)
	TAIWAN (Continued)
3,068	Eclat Textile Co., Ltd.	35,053
21,000	ELAN Microelectronics Corp.	21,779
3,000	Elite Advanced Laser Corp.	14,417
12,000	Far Eastone Telecommunications Co., Ltd.	27,086
6,319	Firich Enterprises Co., Ltd.	15,399
9,248	Flexium Interconnect, Inc.	21,333
6,000	Hota Industrial Manufacturing Co., Ltd.	28,835
6,000	Hu Lane Associate, Inc.	27,905
3,000	International Games System Co., Ltd.	25,579
27,000	King Yuan Electronics Co., Ltd.	23,858
12,000	Kinsus Interconnect Technology Corp.	23,254
6,069	Makalot Industrial Co., Ltd.	32,459
3,000	MediaTek, Inc.	21,393
6,000	Novatek Microelectronics Corp.	21,021
3,000	Parade Technologies Ltd.	27,904
3,000	PharmaEngine, Inc.	20,789
3,000	President Chain Store Corp.	21,254
12,000	ScinoPharm Taiwan Ltd.	15,794
3,000	Silergy Corp.	39,996
15,000	Siliconware Precision Industries Co., Ltd.	22,277
12,000	Sinbon Electronics Co., Ltd.	25,002
9,000	Taiwan Mobile Co., Ltd.	29,718
9,000	Taiwan Paiho Ltd.	27,095
6,000	Taiwan Semiconductor Manufacturing Co., Ltd.	27,904
9,000	TTY Biopharm Co., Ltd.	29,439
15,400	Uni-President Enterprises Corp.	27,789
12,000	Win Semiconductors Corp.	22,696
		886,655
	THAILAND – 6.1%
43,800	Bangkok Dusit Medical Services PCL	29,844
54,700	Banpu PCL	20,045
3,700	Bumrungrad Hospital PCL	21,503
296,100	Chularat Hospital PCL	24,244
207,000	Jasmine International PCL	25,838
28,500	Minor International PCL	30,393
45,000	Samart Corp. PCL	20,612
44,500	Thai Beverage PCL	24,666
15,600	Total Access Communication PCL	15,073
		212,218

See accompanying Notes to Financial Statements.

Gavekal Knowledge Leaders Emerging Markets ETF SCHEDULE OF INVESTMENTS (Concluded)	April 30, 2016

Number of Shares		Value ($)
COMMON STOCKS (Continued)
	TURKEY – 2.9%
3,024	Arcelik A.S.	20,335
1,476	Coca-Cola Icecek A.S.	21,678
2,958	Koza Altin Isletmeleri A.S.*	19,372
7,980	Turk Telekomunikasyon A.S.	19,305
4,617	Turkcell Iletisim Hizmetleri A.S.	19,993
		100,683
	TOTAL COMMON STOCKS
	(Cost $3,572,757)	3,476,998

RIGHTS – 0.2%
	THAILAND – 0.2%
27,350	Banpu PCL*‡ Exercise Price: $5 THB, Expiration Date: June 30, 2016	6,107

	TOTAL RIGHTS
	(Cost $7,500)	6,107

SHORT-TERM INVESTMENTS – 0.4%
14,136	JP Morgan U.S. Government Money Market Fund - Institutional Shares, 0.16%#	14,136

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $14,136)	14,136

	TOTAL INVESTMENTS – 100.0%
	(Cost $3,594,393)	3,497,241
	Other Assets in Excess of Liabilities – 0.0%	1,680
	TOTAL NET ASSETS – 100.0%	$3,498,921

*	Non-income producing security.

‡

Security valued at fair value by the Fund’s Valuation Committee in accordance with procedures approved by, and under the general supervision of, the Fund’s Board of Trustees. The total value of these securities is $73,050 (2.1% of total net assets).

#	The rate is the annualized seven-day yield at period end.

THB — Thai Baht

See accompanying Notes to Financial Statements.

Gavekal Knowledge Leaders Emerging Markets ETF SUMMARY OF INVESTMENTS	April 30, 2016 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Consumer Discretionary	25.3%
Information Technology	24.6%
Consumer Staples	19.0%
Health Care	13.9%
Telecommunication Services	8.4%
Materials	3.6%
Industrials	2.2%
Financial	1.8%
Energy	0.6%
Total Common Stocks	99.4%
Short-Term Investments	0.4%
Rights	0.2%
Total Investments	100.0%
Other Assets in Excess of Liabilities	0.0%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Gavekal Knowledge Leaders Developed World ETF MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	April 30, 2016 (Unaudited)

Dear Shareholders,

I am proud to present the first annual shareholder report for the Gavekal Knowledge Leaders Developed World ETF (the “Fund”), ticker: KLDW. On behalf of the entire team, I want to express our appreciation for the confidence you have placed in the investment strategy represented by the Fund. The information presented in this report relates to the operations of KLDW for the fiscal period ended April 30, 2016. The market price of the Fund at April 30, 2016 was $25.37.

The Fund seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Gavekal Knowledge Leaders Developed World Index (the “Developed World Index” or the “Index”). The Index, provided by Gavekal Capital LLC, is an equal-weighted index designed to capture the Knowledge Effect, the tendency of highly innovative companies to experience excess returns.

Gavekal Capital LLC constructs the Index through a proprietary process that measures a company’s investments in intangible capital—research and development, advertising, brand building, employee training and other firm-specific resources. Current accounting conventions assign no value to knowledge investments thereby distorting the financial performance of highly innovative companies. The model driving the Index adjusts company financial history, capitalizes knowledge investments and seeks to identify the companies with the greatest knowledge intensity and proven history of operating excellence. The companies that pass a quantitative Knowledge Leaders screen comprise the Index, which consists of mid- and large-cap companies from the developed world, including North America, Europe and Asia. The Index is available in total return and price return formats and rebalances twice a year, in March and September.

Most global equity markets saw a sell off to begin 2016 on the back of falling oil prices and uncertainty around global growth and future actions of the US Federal Reserve. The sell off, and additional volatility, started in the emerging markets even earlier and began in August 2015. From mid-February to the end of the period on April 30, 2016, markets staged a comeback, leaving the Fund and Index it tracks slightly positive for the fiscal period covered.

For the period, the largest positive contributor to total return was Lion Corp, adding 0.39% and gaining 55.97% with an average weighting of 0.82%. The second largest contributor to total return was Konami Holdings, adding 0.22% and gaining 69.30% with an average weighting of 0.40%. The third largest contributor to total return was Hoshizaki Electric, adding 0.22% and gaining 41.02% with an average weighting of 0.60%. The largest negative contributor to total return was Nitto Denko Corp, detracting 0.19% and declining 27.42% with an average weighting of 0.54%. The security contributing second-most negatively was Mitsubishi Heavy Industries, detracting 0.17% from the total return of the Fund, and declining 33.54% with an average weighting of 0.38%. The third largest negative contributor to total return was Mitsubishi Motors, detracting 0.16%, and declining 48.79% with an average weight of 0.27%.

For the period, the best performing security in the Fund was Nvidia Corp gaining 85.18% and contributing 0.20% to the total return of the Fund. The second-best performing security for the period was Domino’s Pizza, gaining 70.51% and contributing 0.17% to the total return of the Fund. The third-best performing security was Konami Holdings, gaining 69.30% for the period and contributing 0.22% to the total return of the Fund. The worst performing security in the Fund was Mitsubishi Motors, declining 48.79% and reducing the total return of the Fund by 0.16%. The second-worst performing security in the Fund was Radware, declining 48.47% and reducing the total return of the Fund by 0.10%. The third-worst performing security in the Fund was Sports Direct International, declining 48.11% and reducing the total return of the Fund by 0.13%.

We seek to capture the Knowledge Effect in the Gavekal Knowledge Leaders Developed World ETF, applying the intellectual property developed over the last decade by Gavekal Capital LLC. I thank you for your continued support of the Fund.

Sincerely,

Garrett Stevens
Chief Executive Officer
Exchange Traded Concepts, Adviser to the Fund

Gavekal Knowledge Leaders Developed World ETF MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (Continued)	April 30, 2016 (Unaudited)

Please consider the Fund’s investment objectives, risks, charges and expenses before investing. The prospectus, which contains this and other information about the Fund, is available by calling 844-GAVEKAL and should be read carefully.

Equity securities, such as common stocks, are subject to market, economic and business risks that may cause their prices to fluctuate. Currency Risk is the risk that the values of foreign investments may be affected by changes in the currency rates or exchange control regulations. Investments in foreign securities may involve risks such as social and political instability, market illiquidity, exchange rate fluctuations, a high level of volatility and limited regulation. The Fund’s return may not match or achieve a high degree of correlation with the return of the Index.

The Fund is distributed by Foreside Fund Services, LLC.

Shares of the Fund may be sold throughout the day on the exchange through any brokerage account. However, shares are not individually redeemable, and may only be redeemed directly from the Fund by Authorized Participants, in very large creation/redemption units. There can be no assurance that an active trading market for shares of an ETF will develop or be maintained. Shares may trade above or below NAV.

Gavekal Knowledge Leaders Developed World ETF MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (Concluded)	April 30, 2016 (Unaudited)

Growth of a $10,000 Investment
(at Net Asset Value)

	Inception Date of the Fund	Cumulative Total Return as of 4/30/16	Expense Ratio *
			Gross	Net
Gavekal Knowledge Leaders Developed World ETF	7/7/2015	2.80%	0.75%	0.75%
MSCI World Index		(1.63)%
Gavekal Knowledge Leaders Developed World Index		2.53%

*	Reflects the annualized expense ratio as reported in the Prospectus dated June 5, 2015.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that shares, when redeemed or sold in the market, may be worth more or less than their original cost. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gain distributions. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index. For the Fund’s most recent month end performance, please visit www.gavekalfunds.com.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

The MSCI World Index represents large and mid-cap equity performance across 23 developed markets countries, covering approximately 85% of the free float-adjusted market capitalization in each.

The Gavekal Knowledge Leaders Developed World Index is an equal-weighted index that seeks to track highly innovative companies. The index is designed to capture the Knowledge Effect, the tendency of stocks of highly innovative companies to experience excess returns. The index is constructed of Knowledge Leaders through Gavekal’s proprietary process that measures a company’s investment in its future growth. The index consists of mid- and large-cap companies from the developed world, including North America, Europe and Asia.

Net Asset Value - The dollar value of a single share, based on the value of the underlying assets of the fund minus its liabilities, divided by the number of shares outstanding. Calculated at the end of each business day.

Gavekal Knowledge Leaders Developed World ETF SCHEDULE OF INVESTMENTS	April 30, 2016

Number of Shares		Value ($)
COMMON STOCKS – 99.4%
	AUSTRALIA – 3.3%
2,518	Ansell Ltd.	38,298
192	Blackmores Ltd.	23,590
10,397	Boral Ltd.	51,098
4,788	Carsales.Com Ltd.	42,971
564	CSL Ltd.	45,271
1,200	Domino's Pizza Enterprises Ltd.	56,788
9,480	Duluxgroup Ltd.	46,302
11,304	Harvey Norman Holdings Ltd.	38,647
5,751	Iluka Resources Ltd.	28,220
4,848	Nufarm Ltd.	25,972
2,496	Orica Ltd.	29,144
1,133	Sirtex Medical Ltd.	25,715
2,970	Woolworths Ltd.	50,114
		502,130
	AUSTRIA – 0.2%
792	voestalpine AG	28,556

	BELGIUM – 0.6%
414	Anheuser-Busch Inbev S.A.	51,258
360	Solvay S.A.	36,392
		87,650
	CANADA – 2.6%
4,380	BlackBerry Ltd.*	30,981
4,260	CAE, Inc.	50,470
396	CCL Industries, Inc. Class B	72,634
2,220	CI Financial Corp.	49,235
480	George Weston Ltd.	41,723
2,421	Hudson's Bay Co.	32,239
948	IMAX Corp.*	30,336
600	Open Text Corp.	33,650
1,596	Stantec, Inc.	40,976
720	West Fraser Timber Co., Ltd.	23,762
		406,006
	DENMARK – 1.7%
828	Chr. Hansen Holding A/S	51,541
516	Coloplast A/S Class B	38,702
963	H. Lundbeck A/S*	32,173
744	Novo Nordisk A/S Class B	41,549
396	Pandora A/S	51,432
408	William Demant Holding A/S*	41,941
		257,338
	FINLAND – 1.3%
1,140	Kone Oyj Class B	52,019
1,384	Metso Oyj	33,272
1,140	Nokian Renkaat Oyj	42,070
1,308	Orion Oyj Class B	45,633

Number of Shares	Value ($)
COMMON STOCKS (Continued)
	FINLAND (Continued)
3,720	Stora Enso Oyj Class R	32,466
		205,460
	FRANCE – 3.0%
312	Air Liquide S.A.	35,378
197	Christian Dior SE	34,601
780	Compagnie de Saint-Gobain S.A.	35,730
348	Compagnie Generale des Etablissements Michelin	36,331
528	Dassault Systemes	41,304
324	Essilor International S.A.	41,952
336	Ingenico Group S.A.	39,638
936	Jcdecaux S.A.	41,354
672	Legrand S.A.	38,284
335	Pernod Ricard S.A.	36,174
576	Sanofi	47,573
288	Societe BIC S.A.	40,886
		469,205
	GERMANY – 3.5%
444	BASF SE	36,691
192	Continental AG	42,178
1,284	Fielmann AG	94,694
468	Fresenius Medical Care AG & Co. KGaA	40,604
504	HeidelbergCement AG	44,789
765	HUGO BOSS AG	48,795
216	Linde AG	33,003
479	Merck KGaA	45,025
528	Siemens AG	55,104
684	Symrise AG	45,329
5,964	Telefonica Deutschland Holding AG	30,288
605	United Internet AG	29,543
		546,043
	IRELAND – 0.4%
204	Paddy Power Betfair PLC	27,349
1,041	Smurfit Kappa Group PLC	27,632
		54,981
	ISRAEL – 1.2%
691	Caesarstone Sdot-Yam Ltd.*	25,588
852	Frutarom Industries Ltd.	43,713
648	Mellanox Technologies Ltd.*	28,026
504	NICE-Systems Ltd.	32,461
2,652	Radware Ltd.*	28,642
492	Teva Pharmaceutical Industries Ltd.	27,694
		186,124
	ITALY – 1.0%
4,656	Davide Campari-Milano S.p.A.	44,955
700	Luxottica Group S.p.A.	38,139

See accompanying Notes to Financial Statements.

Gavekal Knowledge Leaders Developed World ETF SCHEDULE OF INVESTMENTS (Continued)	April 30, 2016

Number of Shares		Value ($)
COMMON STOCKS (Continued)
	ITALY (Continued)
1,944	Moncler S.p.A	31,528
1,676	Salvatore Ferragamo S.p.A.	38,795
		153,417
	JAPAN – 34.1%
1,200	ABC-MART, INC.	80,303
2,220	Aoyama Trading Co., Ltd.	85,484
3,600	Autobacs Seven Co., Ltd.	63,592
1,200	BANDAI NAMCO Holdings, Inc.	26,244
2,400	Benesse Holdings, Inc.	69,648
1,200	Bridgestone Corp.	46,163
1,200	CALBEE, Inc.	48,507
3,600	Canon Marketing Japan, Inc.	66,418
2,500	Canon, Inc.	72,714
1,740	Coca-Cola East Japan Co., Ltd.	32,818
840	Cyberagent, Inc.	40,824
3,600	Daicel Corp.	46,600
3,600	Daifuku Co., Ltd.	67,091
3,600	Daiichi Sankyo Co., Ltd.	87,514
1,200	Daikin Industries Ltd.	99,638
12,000	Ebara Corp.	56,638
1,200	Ezaki Glico Co., Ltd.	62,694
1,200	Familymart Co., Ltd.	64,938
1,200	Fuji Heavy Industries Ltd.	41,677
4,500	Fuji Media Holdings, Inc.	52,404
8,400	Fujitsu Ltd.	30,681
15,420	Gungho Online Entertainment, Inc.	41,506
2,400	Hamamatsu Photonics K.K.	69,199
2,400	Heiwa Corp.	51,703
1,200	Hisamitsu Pharmaceutical Co., Inc.	58,657
1,200	Horiba Ltd.	46,993
1,200	Hoshizaki Electric Co., Ltd.	103,967
1,200	HOYA CORP.	47,789
2,400	Ibiden Co., Ltd.	31,269
2,400	ITO EN Ltd.	75,368
2,400	Itochu Techno-Solutions Corp.	48,451
840	Japan Airport Terminal Co., Ltd.	31,521
1,200	Japan Tobacco, Inc.	50,806
1,200	KDDI Corp.	35,542
4,800	Kirin Holdings Co., Ltd.	71,398
2,400	Komatsu Ltd.	42,765
2,400	Konami Corp.	77,050
1,200	Kose Corp.	115,071
2,400	Kurita Water Industries Ltd.	59,263
1,200	Kyocera Corp.	61,382
2,400	Lintec Corp.	47,733
12,000	Lion Corp.	151,185

Number of Shares	Value ($)
COMMON STOCKS (Continued)
	JAPAN (Continued)
2,400	M3, Inc.	67,517
1,200	Makita Corp.	77,611
1,200	Matsumotokiyoshi Holdings Co., Ltd.	61,124
7,200	Mitsubishi Chemical Holdings Corp.	39,151
12,000	Mitsubishi Heavy Industries Ltd.	44,581
6,000	Mitsubishi Motors Corp.	25,179
1,200	Monotaro Co., Ltd.	37,628
2,400	Nabtesco Corp.	56,257
3,600	NEXON Co., Ltd.	55,988
2,400	NGK Spark Plug Co., Ltd.	50,492
1,200	Nidec Corp.	91,799
1,800	Nihon Kohden Corp.	46,920
1,560	Nippon Paint Holdings Co., Ltd.	43,041
2,400	Nippon Paper Industries Co., Ltd.	47,240
2,400	Nissan Chemical Industries Ltd.	66,306
1,200	Nitto Denko Corp.	67,697
2,400	NOK Corp.	41,856
4,800	NSK Ltd.	44,234
1,200	NTT DATA Corp.	64,377
1,200	OBIC Co., Ltd.	65,162
12,000	Oji Holdings Corp.	50,806
1,200	Rohm Co., Ltd.	54,956
2,400	Rohto Pharmaceutical Co., Ltd.	42,439
1,200	Sankyo Co., Ltd.	46,769
2,400	Sanrio Co., Ltd.	48,585
6,000	Sanwa Holdings Corp.	48,114
1,200	Sawai Pharmaceutical Co., Ltd.	79,406
1,200	SCSK Corp.	45,030
1,200	Secom Co., Ltd.	94,715
3,600	Sega Sammy Holdings, Inc.	40,443
1,200	Seven & I Holdings Co., Ltd.	50,952
1,200	Shin-Etsu Chemical Co., Ltd.	69,570
2,400	Shiseido Co., Ltd.	55,741
1,200	Sohgo Security Services Co., Ltd.	68,863
12,000	Sumitomo Chemical Co., Ltd.	56,750
2,400	Sumitomo Rubber Industries Ltd.	38,133
1,200	Sundrug Co., Ltd.	88,378
1,200	Sysmex Corp.	78,508
3,600	Taiyo Nippon Sanso Corp.	34,555
1,200	Takeda Pharmaceutical Co., Ltd.	59,016
1,200	Terumo Corp.	47,385
2,500	THK Co., Ltd.	51,194
2,400	Toho Co., Ltd.	63,031
3,600	Tokyo Broadcasting System Holdings, Inc.	51,445
840	Tokyo Electron Ltd.	58,183

See accompanying Notes to Financial Statements.

Gavekal Knowledge Leaders Developed World ETF SCHEDULE OF INVESTMENTS (Continued)	April 30, 2016

Number of Shares		Value ($)
COMMON STOCKS (Continued)
	JAPAN (Continued)
1,020	TOTO Ltd.	36,274
2,400	Toyo Tire & Rubber Co., Ltd.	37,706
2,400	TV Asahi Holdings Corp.	41,206
3,600	Yaskawa Electric Corp.	44,110
		5,237,631
	NETHERLANDS – 0.6%
408	ASML Holding N.V.	39,441
891	Royal DSM N.V.	54,658
		94,099
	NEW ZEALAND – 0.5%
13,060	Fletcher Building Ltd.	76,163

	NORWAY – 0.5%
3,648	Opera Software A.S.A.	29,810
5,964	Orkla A.S.A.	52,068
		81,878
	SINGAPORE – 0.3%
15,600	Singapore Telecommunications Ltd.	44,802

	SPAIN – 0.3%
948	Amadeus IT Holding S.A. Class A	43,149

	SWEDEN – 3.2%
1,464	Atlas Copco AB Class A	37,921
4,243	Elekta AB Class B	31,046
3,720	HEXPOL AB Class B	38,487
6,720	Husqvarna AB Class B	53,610
5,100	LM Ericsson Telefon AB Class B	41,321
2,220	Meda AB Class A	40,983
606	Millicom International Cellular S.A.	35,050
1,368	NIBE Industrier AB Class B	47,575
3,624	Sandvik AB	37,223
1,950	SKF AB Class B	35,950
1,464	Svenska Cellulosa AB Class B	46,151
2,184	Trelleborg AB Class B	39,828
		485,145
	SWITZERLAND – 2.7%
324	Actelion Ltd.	52,394
504	Compagnie Financiere Richemont S.A.	33,547
132	Geberit AG	50,720
978	LafargeHolcim Ltd.	49,558
676	Novartis AG	51,626
156	Roche Holding Ltd. Genusssch.	39,468
24	SGS S.A.	52,858
288	Sonova Holding AG	38,520
108	Syngenta AG	43,268
		411,959

Number of Shares	Value ($)
COMMON STOCKS (Continued)
	UNITED KINGDOM – 7.6%
2,268	Aggreko PLC	36,114
2,004	ARM Holdings PLC	27,522
727	ASOS PLC*	38,350
732	Associated British Foods PLC	32,856
4,668	BTG PLC*	40,482
1,661	Burberry Group PLC	28,931
1,752	Coca-Cola HBC AG	35,931
888	Croda International PLC	39,168
5,604	Dixons Carphone PLC	34,906
5,988	DS Smith PLC	33,447
2,004	Experian PLC	36,725
965	Hikma Pharmaceuticals PLC	31,156
6,282	Howden Joinery Group PLC	45,460
1,170	JD Sports Fashion PLC	21,407
6,192	Just Eat PLC*	34,786
2,024	Mediclinic International PLC	26,833
5,028	Merlin Entertainments PLC	31,782
1,380	Mondi PLC	26,442
3,060	Pearson PLC	36,085
408	Reckitt Benckiser Group PLC	39,770
2,777	Rolls-Royce Holdings PLC	27,235
197,167	Rolls-Royce Holdings PLC C Shares‡	289
4,440	Sage Group PLC	38,505
560	Shire PLC	34,955
2,028	Smith & Nephew PLC	34,343
1,932	Smiths Group PLC	31,358
768	Spirax-Sarco Engineering PLC	38,420
7,767	Sports Direct International PLC*	43,828
12,755	TalkTalk Telecom Group PLC	49,963
1,248	Travis Perkins PLC	33,785
1,248	Unilever PLC	55,842
7,452	William Hill PLC	34,136
1,500	WPP PLC	35,070
1,680	X5 Retail Group N.V. Sponsored GDR RegS*	33,264
		1,169,146
	UNITED STATES – 30.8%
588	AbbVie, Inc.	35,868
1,608	Activision Blizzard, Inc.	55,428
228	Acuity Brands, Inc.	55,607
528	Adobe Systems, Inc.*	49,748
276	Advance Auto Parts, Inc.	43,084
912	Agilent Technologies, Inc.	37,319
288	Air Products and Chemicals, Inc.	42,016
360	Airgas, Inc.	51,278
228	Alexion Pharmaceuticals, Inc.*	31,756
732	Amdocs Ltd.	41,387

See accompanying Notes to Financial Statements.

Gavekal Knowledge Leaders Developed World ETF SCHEDULE OF INVESTMENTS (Continued)	April 30, 2016

Number of Shares		Value ($)
COMMON STOCKS (Continued)
	UNITED STATES (Continued)
696	AMETEK, Inc.	33,471
228	Amgen, Inc.	36,092
708	Amphenol Corp. Class A	39,528
552	Analog Devices, Inc.	31,089
372	Apple, Inc.	34,871
336	Ashland, Inc.	37,498
864	AT&T, Inc.	33,540
588	Bed Bath & Beyond, Inc.*	27,765
576	BorgWarner, Inc.	20,690
576	Bristol-Myers Squibb Co.	41,576
696	Broadridge Financial Solutions, Inc.	41,649
216	C. R. Bard, Inc.	45,829
1,248	CA, Inc.	37,016
1,080	CBRE Group, Inc. Class A*	32,000
684	CDK Global, Inc.	32,538
480	Celanese Corp. Class A	33,936
432	Check Point Software Technologies Ltd.*	35,800
540	Cintas Corp.	48,481
1,452	Cisco Systems, Inc.	39,915
744	Coca-Cola Co.	33,331
588	Comcast Corp. Class A	35,727
192	Cooper Companies, Inc.	29,391
192	CoStar Group, Inc.*	37,884
324	Cummins, Inc.	37,918
480	Danaher Corp.	46,440
720	DENTSPLY International, Inc.	42,912
636	Dollar General Corp.	52,095
516	Dover Corp.	33,901
480	Dr Pepper Snapple Group, Inc.	43,637
600	Eaton Corp. PLC	37,962
2,244	eBay, Inc.*	54,821
576	Edwards Lifesciences Corp.*	61,177
528	Eli Lilly and Co.	39,880
1,644	EMC Corp.	42,925
1,050	Emerson Electric Co.	57,361
456	Equifax, Inc.	54,834
456	Estee Lauder Co., Inc. Class A	43,717
408	Expedia, Inc.	47,234
408	F5 Networks, Inc.*	42,738
624	Facebook, Inc. Class A*	73,370
312	FactSet Research Systems, Inc.	47,034
1,032	Fastenal Co.	48,287
756	Foot Locker, Inc.	46,449
576	General Mills, Inc.	35,332
348	Gilead Sciences, Inc.	30,697
1,212	H&R Block, Inc.	24,531

Number of Shares	Value ($)
COMMON STOCKS (Continued)
	UNITED STATES (Continued)
288	Harman International Industries, Inc.	22,107
648	Hasbro, Inc.	54,847
276	Henry Schein, Inc.*	46,561
348	Honeywell International, Inc.	39,766
4,157	HP, Inc.	51,006
504	IDEX Corp.	41,278
204	Illumina, Inc.*	27,538
624	Ingersoll-Rand PLC	40,897
432	Ingredion, Inc.	49,719
1,056	Intel Corp.	31,976
408	Intuit, Inc.	41,163
1,644	Juniper Networks, Inc.	38,470
564	Kohl's Corp.	24,985
480	Lam Research Corp.	36,672
996	Leggett & Platt, Inc.	49,093
201	LinkedIn Corp. Class A*	25,187
552	Lowe's Companies, Inc.	41,963
636	Macy's, Inc.	25,179
480	Mallinckrodt PLC*	30,010
1,524	Mattel, Inc.	47,381
1,056	Maxim Integrated Products, Inc.	37,720
480	McCormick & Co., Inc.	45,014
384	Mead Johnson Nutrition Co.	33,466
108	Mettler-Toledo International, Inc.*	38,659
744	Microchip Technology, Inc.	36,151
2,674	Micron Technology, Inc.*	28,745
564	Molson Coors Brewing Co. Class B	53,935
300	Monsanto Co.	28,104
1,068	Newell Rubbermaid, Inc.	48,637
1,728	NVIDIA Corp.	61,396
192	O'Reilly Automotive, Inc.*	50,435
816	Oracle Corp.	32,526
472	Parker-Hannifin Corp.	54,761
636	PayPal Holdings, Inc.*	24,918
564	Pentair PLC	32,757
336	Polaris Industries, Inc.	32,888
408	PPG Industries, Inc.	45,039
48	Priceline Group, Inc.*	64,496
540	QUALCOMM, Inc.	27,281
516	Red Hat, Inc.*	37,859
936	Reynolds American, Inc.	46,426
360	Rockwell Automation, Inc.	40,849
480	Schlumberger N.V.	38,563
288	Snap-on, Inc.	45,873
492	Splunk, Inc.*	25,574
432	Stanley Black & Decker, Inc.	48,349
396	Stryker Corp.	43,168

See accompanying Notes to Financial Statements.

Gavekal Knowledge Leaders Developed World ETF SCHEDULE OF INVESTMENTS (Concluded)	April 30, 2016

Number of Shares		Value ($)
COMMON STOCKS (Continued)
	UNITED STATES (Continued)
816	Synopsys, Inc.*	38,776
504	Target Corp.	40,068
288	Thermo Fisher Scientific, Inc.	41,544
432	Time Warner, Inc.	32,460
456	Tractor Supply Co.	43,165
888	UGI Corp.	35,733
600	V.F. Corp.	37,830
420	Varian Medical Systems, Inc.*	34,096
432	Vmware, Inc. Class A*	24,585
526	Western Digital Corp.	21,495
444	Westinghouse Air Brake Technologies Corp.	36,821
816	Whole Foods Market, Inc.	23,729
816	Xilinx, Inc.	35,153
1,080	Xylem, Inc.	45,122
324	Zimmer Biomet Holdings, Inc.	37,509
780	Zoetis, Inc. Class A	36,683
		4,742,516
	TOTAL COMMON STOCKS
	(Cost $14,662,231)	15,283,398

SHORT-TERM INVESTMENTS – 0.2%
37,460	JP Morgan U.S. Government Money Market Fund - Institutional Shares, 0.16%#	37,460

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $37,460)	37,460

	TOTAL INVESTMENTS – 99.6%
	(Cost $14,699,691)	15,320,858
	Other Assets in Excess of Liabilities – 0.4%	61,112
	TOTAL NET ASSETS – 100.0%	$15,381,970

*	Non-income producing security.

‡

Security valued at fair value by the Fund’s Valuation Committee in accordance with procedures approved by, and under the general supervision of, the Fund’s Board of Trustees. The total value of these securities is $289 (0.0% of total net assets).

#	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Gavekal Knowledge Leaders Developed World ETF SUMMARY OF INVESTMENTS	April 30, 2016 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Consumer Discretionary	20.1%
Industrials	19.0%
Information Technology	18.1%
Health Care	15.1%
Consumer Staples	12.2%
Materials	12.1%
Telecommunication Services	1.5%
Financial	0.8%
Energy	0.3%
Utilities	0.2%
Total Common Stocks	99.4%
Short-Term Investments	0.2%
Total Investments	99.6%
Other Assets in Excess of Liabilities	0.4%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST STATEMENTS OF ASSETS AND LIABILITIES	April 30, 2016

	Gavekal Knowledge Leaders Emerging Markets ETF	Gavekal Knowledge Leaders Developed World ETF
Assets:
Investments, at value (Cost $3,594,393 and $14,699,691, respectively)	$3,497,241	$15,320,858
Foreign currency, at value (Cost $2,276 and $26,943, respectively)	2,288	27,816
Dividends and interest receivable	5,707	49,614
Total Assets	3,505,236	15,398,288

Liabilities:
Due to custodian	—	24
Payable for investments purchased	3,573	6,860
Advisory fee payable	2,742	9,434
Total Liabilities	6,315	16,318

Net Assets	$3,498,921	$15,381,970

Net Assets Consist of:
Capital	$3,668,804	$14,705,765
Accumulated undistributed net investment income (loss)	(4,540)	73,753
Accumulated net realized gain (loss) on investments and foreign currency transactions	(68,184)	(21,457)
Net unrealized appreciation (depreciation) on investments	(97,152)	621,167
Net unrealized appreciation (depreciation) on foreign currency translation	(7)	2,742
Net Assets	$3,498,921	$15,381,970

Net Assets	$3,498,921	$15,381,970
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	150,001	600,001
Net Asset Value, Offering and Redemption Price Per Share	$23.33	$25.64

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST STATEMENTS OF OPERATIONS	For the Period July 7, 2015(1) through April 30, 2016

	Gavekal Knowledge Leaders Emerging Markets ETF	Gavekal Knowledge Leaders Developed World ETF
Investment Income:
Dividend income (net of foreign withholding tax of $6,537 and $12,389, respectively)	$53,280	$155,029
Interest	76	105
Total Investment Income	53,356	155,134

Expenses:
Advisory fees	22,786	53,137
Other fees	134	—
Total Expenses	22,920	53,137

Net investment income (loss)	30,436	101,997

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency:
Net realized gain (loss) on investment securities	(68,184)	(24,471)
Net realized gain (loss) on foreign currency transactions	(5,418)	(1,802)
Change in unrealized appreciation/depreciation on investments	(97,152)	621,167
Change in unrealized appreciation/depreciation on foreign currency translation	(7)	2,742
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency	(170,761)	597,636

Change in Net Assets Resulting From Operations	$(140,325)	$699,633

(1)	Commencement of Operations.

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST STATEMENTS OF CHANGES IN NET ASSETS	April 30, 2016

	Gavekal Knowledge Leaders Emerging Markets ETF	Gavekal Knowledge Leaders Developed World ETF
	For the Period July 7, 2015(1) through April 30, 2016	For the Period July 7, 2015(1) through April 30, 2016
From Investment Activities:
Operations:
Net investment income (loss)	$30,436	$101,997
Net realized gain (loss) on investments and foreign currency transactions	(73,602)	(26,273)
Net change in unrealized appreciation/depreciation on investments and foreign currency translation	(97,159)	623,909
Net Increase (Decrease) in Net Assets Resulting from Operations	(140,325)	699,633

Distributions to Shareholders:
From net investment income	(29,558)	(23,428)
Total Distributions to Shareholders	(29,558)	(23,428)

Capital Transactions:
Proceeds from shares issued	3,668,779	14,705,740
Net Increase (Decrease) in Net Assets from Capital Share Transactions	3,668,779	14,705,740

Total Increase (Decrease) in Net Assets	3,498,896	15,381,945

Net Assets:
Beginning of period (initial seed amount)(2)	25	25
End of period	$3,498,921	$15,381,970

Accumulated undistributed net investment income (loss)	$(4,540)	$73,753

Share Transactions:
Issued	150,000	600,000
Net Increase (Decrease) in Share Transactions	150,000	600,000

(1)	Commencement of operations.

(2)	Beginning capital of $25 was contributed by the Adviser in exchange for 1 share of each Fund in connection with the commencement of operations.

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distribution to Shareholders From						Ratios to Average Net Assets		Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains From Investments	Total Distributions	Net Asset Value, End of Period	Total Return(2)(3)	Total Return at Market(2)(4)	Ratio of Expenses to Average Net Assets(5)	Ratio of Net Investment Income to Average Net Assets(5)	Net Assets at End of Period (000's)	Portfolio Turnover(2)(7)
Gavekal Knowledge Leaders Emerging Markets ETF
For the Period July 7, 2015(6) through April 30, 2016	$25.00	$0.24	$(1.71)	$(1.47)	$(0.20)	$—	$(0.20)	$23.33	(5.85)%	(5.25)%	0.95%	1.27%	$3,499	43%
Gavekal Knowledge Leaders Developed World ETF
For the Period July 7, 2015(6) through April 30, 2016	$25.00	$0.29	$0.41	$0.70	$(0.06)	$—	$(0.06)	$25.64	2.80%	1.72%	0.75%	1.44%	$15,382	18%

(1)	Per share numbers have been calculated using the average shares method.

(2)	Not annualized for periods less than one year.

(3)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to the differences between the market price of the shares and the net asset value per share of the Fund.

(4)

Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price on the NYSE Arca. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the NYSE Arca.

(5)	Annualized for periods less than one year.

(6)	Commencement of operations.

(7)	Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS	April 30, 2016

Note 1 – Organization

Exchange Listed Funds Trust (the ”Trust”), formerly known as Exchange Traded Concepts Trust II, was organized on April 4, 2012 as a Delaware Statutory Trust and is registered under the Investment Company Act of 1940, as amended (the ”1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest (”Shares”) in one or more series representing interests in separate portfolios of securities. The Trust has registered its Shares in several separate series. The financial statements herein are those of the Gavekal Knowledge Leaders Emerging Markets ETF (the “Emerging Markets ETF”) and Gavekal Knowledge Leaders Developed World ETF (the “Developed World ETF”) (each a “Fund” and collectively the “Funds”). Each Fund is a passively managed exchange-traded fund. The assets of each Fund in the Trust are segregated and a shareholder’s interest is limited to the Fund in which Shares are held.

The Emerging Markets ETF’s investment objective is to seek to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Gavekal Knowledge Leaders Emerging Markets Index (the “Emerging Markets Index”). The Emerging Markets ETF is classified as a “non-diversified” fund. This means that the Emerging Markets ETF may invest more of its assets in securities of a single issuer than that of a diversified fund. As a result, the performance of that issuer can have substantial impact on the share price. The Emerging Markets ETF commenced operations on July 7, 2015.

The Developed World ETF’s investment objective is to seek to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Gavekal Knowledge Leaders Developed World Index (the “Developed World Index”). The Developed World ETF is classified as a “non-diversified” fund. The Developed World ETF commenced operations on July 7, 2015.

Under the Trust’s organizational documents, its officers and Board of Trustees (the ”Board”) are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust may enter into contracts with vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust.

Note 2 – Basis of Presentation and Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Trust in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The Trust is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.” The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and income and expenses during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Funds ultimately realize upon sale of the securities.

(a) Valuation of Investments

The Funds’ investments are valued using procedures approved by the Board and are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service, or a major market maker (or dealer) or (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer). A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the current market rates on the date of valuation as quoted by one or more sources.

In the event that current market valuations are not readily available or such valuations do not reflect current fair market value, the Trust’s procedures require the Funds’ Valuation Committee, in accordance with the Funds’ Board-approved valuation guidelines, to determine a security’s fair value. In determining such value, the Valuation Committee may consider, among other things, (i) price comparisons among multiple sources, (ii) a review of corporate actions and news events, and (iii) a review of relevant financial indicators (e.g., movement in interest rates or market indices). Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be realized upon the sale of the security. In addition, fair value pricing could result in a difference between the prices used to calculate each Fund’s Net Asset

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	April 30, 2016

Value (“NAV”) and the prices used by each Fund’s Index. This may result in a difference between each Fund’s performance and the performance of each Fund’s Index. With respect to securities that are primarily listed on foreign exchanges, the value of each Fund’s portfolio securities may change on days when the investors will not be able to purchase or sell their Shares.

Each Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Funds (observable inputs) and (2) each Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

●	Level 1 – Quoted prices in active markets for identical assets

●	Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Pursuant to the valuation procedures noted previously, equity securities and short-term investments are generally categorized as Level 1 in the fair value hierarchy (unless there is a fair valuation event, in which case affected securities are generally categorized as Level 2).

The following is a summary of the valuations as of April 30, 2016 for each Fund based upon the three levels defined above:

Emerging Markets ETF	Level 1	Level 2	Level 3*	Total
Investments
Common Stocks(1)(2)	$3,410,055	$66,943	$—	$3,476,998
Rights	—	6,107	—	6,107
Short-Term Investments	14,136	—	—	14,136
Total Assets	$3,424,191	$73,050	$—	$3,497,241

Developed World ETF	Level 1	Level 2	Level 3*	Total
Investments
Common Stocks(1)(3)	$15,283,109	$289	$—	$15,283,398
Short-Term Investments	37,460	—	—	37,460
Total Assets	$15,320,569	$289	$—	$15,320,858

*	The Funds did not hold any Level 3 securities at period end.

[1]	For a detailed break-out of common stocks by country classification, please refer to the Schedule of Investments.

[2]

Level 2 identified securities are Crown Confectionery Co., Ltd., which is a South Korean security in the Consumer Staples sector; Lotte Confectionery Co., Ltd., which is a South Korean security in the Consumer Staples sector; and WONIK IPS Co., Ltd., which is a South Korean security in the Information Technology sector.

[3]	Level 2 identified security is Rolls-Royce Holdings PLC C Shares, which is a United Kingdom security in the Industrials sector.

(b) Investment Transactions and Related Income

For financial reporting purposes, investment transactions are reported on trade date. However, for daily NAV determination, portfolio securities transactions are reflected no later than in the first calculation on the first business day following trade date. Dividend income is recorded on the ex-dividend date. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Gains or losses realized on sales of securities are determined

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	April 30, 2016

using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds. Dividend Income on the Statements of Operations is shown net of any foreign taxes withheld on income from foreign securities, which are provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations.

(c) Foreign Currency Transactions

The accounting records of the Trust are maintained in U.S. dollars. Financial instruments and other assets and liabilities of the Trust denominated in a foreign currency, if any, are translated into U.S. dollars at current exchange rates. Purchases and sales of financial instruments, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the date of the transaction. The Trust does not isolate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in values to financial instruments. Such fluctuations are included with the net realized and unrealized gains or losses from investments. Realized foreign exchange gains or losses arise from transactions in financial instruments and foreign currencies, currency exchange fluctuations between the trade and settlement date of such transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including financial instruments, resulting from changes in currency exchange rates.

(d) Federal Income Tax

It is the policy of each Fund to continue to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 (the “Code”), as amended, and to distribute substantially all of its net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required as long as each Fund qualifies as a regulated investment company.

Management of the Funds has evaluated tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50%) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. Tax positions taken in previous tax years remain subject to examination by tax authorities (generally three years for federal income tax purposes). The determination has been made that there are not any uncertain tax positions that would require the Funds to record a tax liability and, therefore, there is no impact to the Funds’ financial statements.

(e) Distributions to Shareholders

The Funds will make distributions of net investment income and capital gains, if any, at least annually. The Funds may make distributions on a more frequent basis for each Fund to improve index tracking or to comply with the distributions requirement of the Code, in all events in a manner consistent with the provisions of the 1940 Act.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital and distribution reclassifications), such amounts are reclassified within the composition of net assets based on their federal tax basis treatment; temporary differences (e.g., wash sales and straddles) do not require a reclassification.

Note 3 – Transactions with Affiliates and Other Servicing Agreements

(a) Investment Advisory

Exchange Traded Concepts, LLC (the “Adviser”) serves as adviser to the Trust, including the Funds, pursuant to an Investment Advisory Agreement (“Advisory Agreement”). Under the Advisory Agreement, the Adviser provides investment advice to the Funds primarily in the form of proactive oversight of the Sub-Adviser, including daily monitoring of purchases and sales of securities by the Sub-Adviser and regular review of the Sub-Adviser’s performance. The Adviser, in consultation with the Sub-Adviser (as defined below), arranges for transfer agency, custody, fund administration and accounting, and other non-distribution

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	April 30, 2016

related services necessary for the Funds to operate. The Adviser administers the Funds’ business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and provides its officers and employees to serve as officers or Trustees of the Trust.

For the services it provides to the Funds, the Adviser receives a fee, which is calculated daily and paid monthly, at a rate of 0.95% and 0.75%, of average daily net assets of the Emerging Markets ETF and Developed World ETF, respectively.

Under the Advisory Agreement, the Adviser has agreed to pay all expenses of each Fund except for the advisory fee, interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.

The Adviser has entered into a license agreement with Gavekal Capital, LLC (the “Index Provider”) pursuant to which the Adviser pays a fee to use the Emerging Markets Index and the Developed World Index (the “Indices”). The Adviser is sub-licensing rights to the Indices to the Funds at no charge.

(b) Investment Sub-Advisory Agreement

The Adviser and Penserra Capital Management LLC, (“Penserra” or the “Sub-Adviser”) have entered into an investment subadvisory agreement (the “Sub-Advisory Agreement”) with respect to the Trust. Under the Sub-Advisory Agreement, the Sub-Adviser is responsible for, among other things, trading portfolio securities on behalf of the Funds, including selecting broker-dealers to execute purchase and sale transactions as instructed by the Adviser or in connection with any rebalancing or reconstitution of the Indices, subject to the supervision of the Adviser and the Board. The Sub-Adviser’s fees are borne by the Funds’ Adviser.

(c) Broker Commissions

For the period ending April 30, 2016, the Emerging Markets ETF and Developed World ETF paid approximately $4,947 and $1,325, respectively, for the execution of purchases and sales of portfolio investments to a broker-dealer affiliated with the Sub-Adviser.

(d) Distribution Agreement

Foreside Fund Services, LLC, a Delaware limited liability company, (the “Distributor”) is the principal underwriter and distributor of the Funds’ Shares. The Distributor does not maintain any secondary market in each Fund’s Shares. The Trust has adopted a Distribution and Service Plan in accordance with Rule 12b-1 under the 1940 Act pursuant to which payments of up to 0.25% of each Fund’s respective average daily net assets may be made for the sale and distribution of each Fund’s Shares. However, the Board has determined that no payments pursuant to the Distribution and Service Plan will be made for at least the first twelve (12) months of operation. Thereafter, 12b-1 fees may only be imposed after approval by the Board. Any forgone 12b-1 fees during the initial 12 months will not be recoverable during any subsequent period. Because these fees would be paid out of each Fund’s respective assets on an on-going basis, if payments are made in the future, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

(e) Other Servicing Agreements

The Bank of New York Mellon (“BNY Mellon “) serves as the Funds’ fund accountant, transfer agent, custodian and co-administrator and UMB Fund Services (“UMBFS”) serves as the Funds’ co-administrator.

Certain officers of the Trust are also employees of the Funds’ Adviser and affiliates of the Distributor.

Note 4 – Investment Transactions

Purchases and sales of investments, excluding in-kind transactions and short-term investments, for the period ended April 30, 2016 were as follows:

Fund	Purchases	Sales
Emerging Markets ETF	$3,145,151	$1,218,529
Developed World ETF	1,890,326	1,512,354

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	April 30, 2016

Purchases, sales, and realized gain/(loss) of in-kind transactions for the period ended April 30, 2016 were as follows:

Fund	Purchases	Sales	Gain/(Loss)
Emerging Markets ETF	$1,721,818	$—	$—
Developed World ETF	14,308,947	—	—

Note 5 – Capital Share Transactions

Fund Shares are listed and traded on the NYSE Arca, Inc. (the “Exchange”) on each day that the Exchange is open for business (“Business Day”). Individual Fund Shares may only be purchased and sold on this exchange through a broker-dealer. Because the Funds’ Shares trade at market prices rather than at their NAV, Shares may trade at a price equal to the NAV, greater than NAV (premium) or less than NAV (discount).

The Trust offers and redeems Shares on a continuous basis at NAV only in large blocks of Shares, currently 50,000 Shares for each Fund (“Creation Unit”). Except when aggregated in Creation Units, Shares are not redeemable securities of each Fund. Fund Shares may only be purchased or redeemed directly from the Funds by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed a Participant Agreement with the Distributor. Creation Units are available for purchase and redemption on each Business Day and are offered and redeemed on an in-kind basis, together with the specified cash amount, or for an all cash amount.

Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the Shares directly from each Fund. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker, which will be subject to customary brokerage commissions or fees.

A purchase (i.e., creation) transaction fee is imposed for the transfer and other transaction costs associated with the purchase of Creation Units, and investors will be required to pay a creation transaction fee regardless of the number of Creation Units created in the transaction. A Fund may adjust the creation transaction fee from time to time based upon actual experience. In addition, a Fund may impose a non-standard charge of up to 0.02% of the value of the creation transactions for cash creations, non-standard orders, or partial cash purchases for each Fund. A Fund may adjust the non-standard charge from time to time based upon actual experience. Investors who use the services of an Authorized Participant, broker or other such intermediary may be charged a fee for such services which may include an amount for the creation transaction fee and non-standard charges. Investors are responsible for the costs of transferring the securities constituting the deposit securities to the account of the Trust. The Adviser may retain all or a portion of the transaction fee to the extent the Adviser bears the expenses that otherwise would be borne by the Trust in connection with the issuance of a Creation Unit, which the transaction fee is designed to cover. The standard Creation Unit transaction fees for the Emerging Markets ETF and Developed World ETF are $1,400 and $1,800, respectively.

A redemption transaction fee may be imposed for the transfer and other transaction costs associated with the redemption of Creation Units, and Authorized Participants will be required to pay a redemption transaction fee regardless of the number of Creation Units created in the transaction. The redemption transaction fee is the same no matter how many Creation Units are being redeemed pursuant to any one redemption request. A Fund may adjust the redemption transaction fee from time to time based upon actual experience. In addition, the Fund may impose a non-standard charge of up to 0.02% of the value of a redemption transaction for cash redemptions, non-standard orders, or partial cash redemptions for each Fund. Investors who use the services of an Authorized Participant, broker or other such intermediary may be charged a fee for such services which may include an amount for the redemption transaction fees and non-standard charges. Investors are responsible for the costs of transferring the securities constituting the Fund securities to the account of the Trust. The non-standard charges are payable to the Fund as it incurs costs in connection with the redemption of Creation Units, the receipt of Fund securities and the cash redemption amount and other transactions costs. The standard redemption transaction fees for the Emerging Markets ETF and Developed World ETF are $1,400 and $1,800, respectively.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	April 30, 2016

Note 6 – Principal Risks

As with any investment, the investor could lose all or part of their investment in each Fund and each Fund’s performance could trail that of other investments. The Funds are subject to the principal risks noted below, any of which may adversely affect each Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. A more complete description of principal risks is included in the Funds’ prospectus.

Common Stock Risk: Common stock holds the lowest priority in the capital structure of a company and therefore takes the largest share of the company’s risk and its accompanying volatility. An adverse event, such as an unfavorable earnings report, may depress the value of a particular common stock. Also, prices of common stocks are sensitive to general market movements.

Currency Exchange Rate Risk: Each Fund may invest a relatively large percentage of their assets in securities denominated in non-U.S. currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Funds’ investments and the value of your Shares.

Early Close/Trading Halt Risk: An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Funds being unable to buy or sell certain securities or financial instruments. In such circumstances, each Fund may be unable to rebalance their portfolios, may be unable to accurately price their investments and/or may incur substantial trading losses.

Emerging Markets Securities Risk (Emerging Markets ETF): Emerging markets are subject to greater market volatility, lower trading volume, political and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets. In addition, securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets.

Equity Risks: The value of the equity securities held by each Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by each Fund participate, or facts relating to specific companies in which each Fund invests.

Foreign Securities Risk: Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to expropriation, nationalization or adverse political or economic developments. Foreign securities may have relatively low market liquidity and decreased publicly available information about issuers. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. Non-U.S. issuers may also be subject to inconsistent and potentially less stringent accounting, auditing, financial reporting and investor protection standards than U.S. issuers. These and other factors can make investments in each Fund more volatile and potentially less liquid than other types of investments.

Geographic Investment Risk: To the extent each Fund invests a significant portion of their assets in the securities of companies of a single country or region, they are more likely to be impacted by events or conditions affecting that country or region.

Geopolitical Risk: Some countries and regions in which each Fund invests have experienced security concerns, war or threats of war and aggression, terrorism, economic uncertainty, natural and environmental disasters and/or systemic market dislocations that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact each Fund’s investments.

Index Tracking Risk: Each Fund’s returns may not match or achieve a high degree of correlation with the returns of its underlying Index.

Industry and Sector Concentration Risk: To the extent each Fund’s investments are concentrated in or have significant exposure to a particular issuer, industry or group of industries, or asset class, each Fund may be more vulnerable to adverse events affecting such issuer, industry or group of industries, or asset class than if each Fund’s investments were more broadly diversified.

Issuer-Specific Risk: Fund performance depends on the performance of individual securities to which each Fund has exposure. Issuer-specific events, including changes in the financial condition of an issuer, can have a negative impact on the value of each Fund.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	April 30, 2016

Large-Capitalization Risk: Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and mid-sized companies.

Liquidity Risk: Liquidity risk exists when particular Fund investments are difficult to purchase or sell. This can reduce each Fund’s returns because each Fund may be unable to transact at advantageous times or prices.

Market Risk: The market price of a security or instrument could decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of a security may also decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Non-Diversification Risk: Each Fund is non-diversified, meaning that, as compared to a diversified fund, they can invest a greater percentage of their assets in securities issued by or representing a small number of issuers. As a result, the performance of these issuers can have a substantial impact on each Fund’s performance.

Passive Investment Risk: Each Fund is not actively managed and therefore each Fund would not sell shares of an equity security due to current or projected underperformance of a security, industry or sector, unless that security is removed from a Fund’s Index or the selling of shares is otherwise required upon a rebalancing of the Index.

Premium/Discount Risk: Although it is expected that the market price of each Fund’s Shares typically will approximate its NAV, there may be times when the market price and the NAV differ and each Fund’s Shares may trade at a premium or discount to the NAV.

Sampling Risk: Each Fund’s use of a representative sampling approach will result in their holding a smaller number of securities than are in a Fund’s Index. As a result, an adverse development relating to an issuer of securities held by each Fund could result in a greater decline in NAV than would be the case if each Fund held all of the securities in its underlying Index. Conversely, a positive development relating to an issuer of securities in a Fund’s Index that is not held by each Fund could cause each Fund to underperform its underlying Index. To the extent the assets in each Fund are smaller, these risks will be greater.

Small- and Mid-Capitalization Risk: The small- and mid-capitalization companies in which each Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies, and may underperform other segments of the market or the equity market as a whole. Securities of small- and mid-capitalization companies generally trade in lower volumes, are often more vulnerable to market volatility, and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole.

Note 7 – Federal Income Taxes

On the Statements of Assets and Liabilities, as a result of permanent book to tax differences arising from the character of distributions received from certain investments and foreign currency impacts, the following amounts have been reclassified for the period ended April 30, 2016:

Fund	Capital	Accumulated Undistributed Net Investment Income (Loss) on Investments	Accumulated Net Realized Gain (Loss) on Investments
Emerging Markets ETF	$—	$(5,418)	$5,418
Developed World ETF	—	(4,816)	4,816

The tax character of the distributions paid during the period ended April 30, 2016, were as follows:

	Distributions paid from
Fund	Ordinary Income	Net Long-Term Capital Gains	Total Distributions Paid
Emerging Markets ETF	$29,558	$—	$29,558
Developed World ETF	23,428	—	23,428

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Concluded)	April 30, 2016

As of the period ended April 30, 2016, the components of accumulated earnings (deficit) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)	Accumulated Earnings (Deficit)
Emerging Markets ETF	$—	$—	$(67,576)	$(102,307)	$(169,883)
Developed World ETF	76,382	—	(23,403)	623,226	676,205

At April 30, 2016, gross unrealized appreciation and depreciation of investments owned by the Funds, based on cost for federal income tax purposes were as follows:

Fund	Tax Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Emerging Markets ETF	$3,599,541	$187,700	$290,000	$(102,300)
Developed World ETF	14,700,374	1,132,322	511,838	620,484

The differences between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

As of the period ended April 30, 2016, the Funds had non-expiring accumulated capital loss carryforwards as follows:

Fund	Short-Term	Long-Term
Emerging Markets ETF	$67,111	$—
Developed World ETF	23,403	—

To the extent that a fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

As of April 30, 2016, the Emerging Markets ETF had $465 of qualified late-year ordinary losses which are deferred until fiscal year 2017 for tax purposes. Net qualified late-year ordinary losses incurred after December 31, and within the taxable year are deemed to arise on the first day of the Fund’s next taxable year.

Note 8 – Subsequent Events

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined there are no material events that would require disclosure in the Funds’ financial statements through this date.

EXCHANGE LISTED FUNDS TRUST REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Gavekal Knowledge Leaders Emerging Markets ETF and Gavekal Knowledge Leaders Developed World ETF and Board of Trustees of Exchange Listed Funds Trust

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Gavekal Knowledge Leaders Emerging Markets ETF and Gavekal Knowledge Leaders Developed World ETF (the “Funds”), each a series of Exchange Listed Funds Trust, as of April 30, 2016, and the related statements of operations and changes in net assets and the financial highlights for the period July 7, 2015 (commencement of operations) through April 30, 2016. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2016, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Gavekal Knowledge Leaders Emerging Markets ETF and Gavekal Knowledge Leaders Developed World ETF as of April 30, 2016, the results of their operations, changes in their net assets, and the financial highlights for the period then ended, in conformity with accounting principles generally accepted in the United States of America.

COHEN FUND AUDIT SERVICES, LTD.
Cleveland, Ohio
June 22, 2016

EXCHANGE LISTED FUNDS TRUST DISCLOSURE OF FUND EXPENSES	April 30, 2016 (Unaudited)

Expense Examples

All Exchange Traded Funds (“ETF”) have operating expenses. As a shareholder of the Funds you incur an Advisory fee. In addition to the Advisory fee, a shareholder may pay brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses (including acquired fund fees and expenses), if any. It is important for you to understand the impact of these ongoing costs on your investment returns. Shareholders may incur brokerage commissions on their purchases and sales of Fund shares, which are not reflected in these examples.

The following examples use the annualized expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in each Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (unless otherwise noted below). The table below illustrates each Fund’s cost in two ways:

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that each Fund may have incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in each Fund, and the “Ending Account Value” number is derived from deducting that expense cost from each Fund’s gross investment return.

You can use the information, together with the actual amount you invested in each Fund, to estimate the expenses you paid over the period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the numbers shown for each Fund under “Expenses Paid During Period.”

Hypothetical 5% Return

This section helps you compare each Fund’s costs with those of other funds. It assumes that each Fund had an annual 5% return before expenses during the year, but the expense ratio for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all funds to make this 5% calculation. You can assess each Fund’s comparative cost by comparing the hypothetical results for each Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes - not each Fund’s actual return - the account values shown may not apply to your specific investment.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period
Actual Performance*	11/1/15	4/30/16		11/1/15 – 4/30/16
Emerging Markets ETF	$1,000.00	$996.50	0.95%	$4.76
Developed World ETF	1,000.00	1,033.40	0.75%	3.79
Hypothetical (5% annual return before expenses)*	11/1/15	4/30/16		11/1/15 – 4/30/16
Emerging Markets ETF	$1,000.00	$1,020.14	0.95%	$4.81
Developed World ETF	1,000.00	1,021.13	0.75%	3.77

*

Expenses paid during the period are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182 divided by 366 (to reflect the one-half year period).

EXCHANGE LISTED FUNDS TRUST OTHER INFORMATION	April 30, 2016 (Unaudited)

Index/Trademark License/Disclaimers

The Index Provider is Gavekal Capital, LLC. The Index Provider is not affiliated with the Trust, the Adviser, the Sub-Adviser, Solactive AG (calculates and administers each Fund’s underlying index), the Funds’ administrator, custodian, transfer agent or distributor, or any of their respective affiliates. The Adviser has entered into a license agreement with the Index Provider pursuant to which the Adviser pays a fee to use the Indices. The Adviser is sub-licensing rights to the Indices to the Funds at no charge.

Shares of the Trust are not sponsored, endorsed, or promoted by the NYSE Arca. The NYSE Arca makes no representation or warranty, express or implied, to the owners of the Shares of the Funds. The NYSE Arca is not responsible for, nor has it participated in, the determination of the timing of, prices of, or quantities of the Shares of the Funds to be issued, or in the determination or calculation of the equation by which the Shares are redeemable. The NYSE Arca has no obligation or liability to owners of the Shares of the Funds in connection with the administration, marketing, or trading of the Shares of the Funds. Without limiting any of the foregoing, in no event shall the NYSE Arca have any liability for any lost profits or indirect, punitive, special, or consequential damages even if notified of the possibility thereof.

Qualified Dividend Income

For the year ended April 30, 2016, 78.20% and 100.00% respectively, of the dividends paid from net investment income, including short-term capital gains (if any), for the Emerging Markets and Developed World ETFs is designated as qualified dividend income.

Corporate Dividends Received Deduction

For the year ended April 30, 2016, 0.78% and 31.74% respectively, of the dividends paid from net investment income, including short-term capital gains (if any), for the Emerging Markets and Developed World ETFs qualifies for the dividends received deduction available to corporate shareholders.

Premium/Discount Information

Information about the differences between the daily market price on the secondary markets for shares of the Fund and the Fund’s net asset value (“NAV”) can be found on the Gavekal website at www.gavekalfunds.com.

EXCHANGE LISTED FUNDS TRUST TRUSTEES	April 30, 2016 (Unaudited)

Name, Address, and Year of Birth	Position(s) Held with the Trust	Term of Offic and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee*	Other Directorships held by Trustee in the Past 5 Years
Interested Trustee
Richard Hogan 10900 Hefner Pointe Drive Suite 207 Oklahoma City, OK 73120 (1963)	Trustee and Secretary	Since 2012	Director, Exchange Traded Concepts, LLC 2011-present; Private Investor 2002-present; Secretary, Exchange Traded Concepts Trust 2011-present; Managing Member, Yorkville ETF Advisors 2011-2016	3	Board Member of Peconic Land Trust of Suffolk County, NY
Independent Trustees
Timothy J. Jacoby c/o Exchange Listed Funds Trust 10900 Hefner Pointe Drive Suite 207 Oklahoma City, OK 73120 (1952)	Trustee	Since 2014	Senior Partner, Deloitte & Touche LLP, Private Equity/Hedge Fund/Mutual Fund Services Practice 2000-2014	13	Exchange Traded Concepts Trust (10) - Trustee; Source ETF Trust, 2014-2015 - Trustee
David M. Mahle c/o Exchange Listed Funds Trust 10900 Hefner Pointe Drive Suite 207 Oklahoma City, OK 73120 (1944)	Trustee	Since 2012	Consultant, Jones Day 2012-present; Jones Day 2008-2011; Partner, Jones Day 1988-2008	13	Exchange Traded Concepts Trust (10) - Trustee; Source ETF Trust, 2014-2015 - Trustee
Kurt Wolfgruber c/o Exchange Listed Funds Trust 10900 Hefner Pointe Drive Suite 207 Oklahoma City, OK 73120 (1950)	Trustee	Since 2012	Amherst Asset Management 2010-present; Independent Advisor; President, Oppenheimer Funds, Inc. 2007-2009	13	Director, New Mountain Finance Corp.; Exchange Traded Concepts Trust (10) - Trustee; Source ETF Trust, 2014-2015 - Trustee

*	As of May 31, 2016.

EXCHANGE LISTED FUNDS TRUST OFFICERS	April 30, 2016 (Unaudited)

Name, Address, and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 years
J. Garrett Stevens 10900 Hefner Pointe Drive Suite 207 Oklahoma City, OK 73120 (1981)	President	Since 2012

Investment Advisor/Vice President, T.S. Phillips Investments, Inc. 2000-2011; Chief Executive Officer and Secretary, Exchange Traded Concepts Trust 2009-2011; Chief Executive Officer, Exchange Traded Concepts, LLC 2009-present; President, Exchange Traded Concepts Trust 2011-present

Richard Hogan 10900 Hefner Pointe Drive Suite 207 Oklahoma City, OK 73120 (1963)	Trustee and Secretary	Since 2012	Director, Exchange Traded Concepts, LLC 2011-present; Private Investor 2002-present; Secretary, Exchange Traded Concepts Trust 2011-present; Managing Member, Yorkville ETF Advisors 2011-2016
Christopher W. Roleke 10 High Street Suite 302 Boston, MA 02110 (1972)	Treasurer	Since 2012	Managing Director/Fund Principal Financial Officer, Foreside Management Services, LLC 2011-present; Assistant Vice President, JPMorgan Investor Services Co. 2006-2011
James J. Baker Jr. 10900 Hefner Pointe Drive Suite 207 Oklahoma City, OK 73120 (1951)	Assistant Treasurer	Since 2015	Managing Partner, Exchange Traded Concepts, LLC, 2011-present; Managing Partner, Yorkville ETF Advisors 2012-present; Vice President, Goldman Sachs 2000-2011
Ann Edgeworth 10 High Street Suite 302 Boston, MA 02110 (1961)	Chief Compliance Officer	Since 2012	Managing Director, Foreside Fund Officer Services, LLC 2010-present; Vice President, State Street 2007-2010

The Funds’ Statement of Additional Information (“SAI”) contains additional information about the Trust’s Trustees and officers. The SAI is available without charge, upon request, by calling (405) 778-8377 or at www.gavekalfunds.com.

10900 Hefner Pointe Drive, Suite 207

Oklahoma City, OK 73120

Investment Adviser:

Exchange Traded Concepts, LLC

10900 Hefner Pointe Drive, Suite 207

Oklahoma City, OK 73120

Investment Sub-Adviser:

Penserra Capital Management LLC

140 Broadway, 46th Floor

New York, NY 10005

Distributor:

Foreside Fund Services, LLC

Three Canal Plaza, Suite 100

Portland, ME 04101

Legal Counsel:

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue NW

Washington, DC 20004

Proxy Voting Information

A description of Exchange Traded Concepts’ proxy voting policies and procedures is attached to the Funds’ Statement of Additional Information, which is available without charge by visiting the Funds’ website at www.gavekalfunds.com or the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov or by calling collect (405) 778-8377.

In addition, a description of how each Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 will be available without charge upon request by calling collect (405) 778-8377 or on the SEC’s website at www.sec.gov.

Quarterly Portfolio Holdings Information

Exchange Listed Funds Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal period on Form N-Q. The Trust’s Forms N-Q are available on the SEC’s website at www.sec.gov. You may also review and obtain copies of the Trust’s Forms N-Q at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330. In addition, the Funds’ full portfolio holdings are updated daily and available on the Funds’ website at www.gavekalfunds.com.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer. This code of ethics is included as Exhibit 12(a)(1).

During the period covered by the report, with respect to the registrant's code of ethics that applies to its principal executive officer and principal financial officer; there have been no amendments to, not any waivers granted from, a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2.

Item 3. Audit Committee Financial Expert.

3(a)(1) The registrant’s board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

3(a)(2) The audit committee financial expert is Timothy J. Jacoby, who is “independent” for purposes of this Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees:
2016
$29,000

Audit fees, paid to Cohen Fund Audit Services, Ltd., relate to the audit of the registrant's annual financial statements and the consent issued and included with the registrant's post-effective registration statements.

(b) Audit-Related Fees:
2016
$0

 (c) Tax Fees:
2016
$6,000

These tax fees relate to the review of the registrant’s tax returns, and review of income and capital gain distribution calculations. These fees were paid to Cohen Fund Audit Services, Ltd.

(d) All Other Fees:
2016
$0

(e)(1) The Audit Committee may pre-approve at any regularly scheduled Audit Committee meeting audit, audit-related, tax and other non-audit services to be rendered or that may be rendered by the Auditor to the Trust and certain non-audit services to be rendered by the Auditor to the Advisor which require preapproval by the Audit Committee. In connection with such pre-approvals, the Auditor, or a Trust officer, with the assistance of the Auditor, shall provide the Audit Committee with a report containing information about each type of service to be pre-approved at the meeting.

(e)(2)
2016
0%

(f) Not applicable.

(g)
2016
$6,000

(h) Not applicable

Item 5. Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant's audit committee members are Timothy J. Jacoby (chairman), David Mahle, and Kurt Wolfgruber.

Item 6. Investments.

(a) The Schedule of Investments as of the close of the reporting period are included as part of the report to shareholders filed under Item 1 of the Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) The code of ethics that is the subject of the disclosure required by Item 2 is attached hereto.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Exchange Listed Funds Trust

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, President and Principal Executive Officer

Date	June 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, President and Principal Executive Officer

Date	June 28, 2016

By (Signature and Title)	/s/ Christopher W. Roleke
Christopher W. Roleke, Principal Financial Officer

Date	June 28, 2016